INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Disclosure of deferred taxes [Table Text Block]
Mexico operations	December 31,	December 31,
Deferred tax derived from income tax	2020	2019

Deferred income tax assets:
Tax loss carryforwards	$18,412	$7,648
Working capital	2,354	2,149
Deferred income tax liabilities:
Inventories	(1,875)	(1,326)
Mineral properties, plant and equipment	(6,138)	(1,335)
Other
Deferred income tax assets (liabilities), net	$12,753	$7,136

Mexico operations	December 31,	December 31,
Deferred tax derived from special mining duty	2020	2019

Deferred income tax liabilities:
Working capital	(230)	—
Mineral properties, plant and equipment	(624)	(169)
Other	(223)	(513)
Deferred income tax assets (liabilities), net	$(1,077)	$(682)

Disclosure of detailed information about effective income tax expense [Table Text Block]
	December 31,	December 31,
	2020	2019

Current income tax expense (recovery):
Current income tax expense in respect of current year	$1,053	$2,901
Special mining duty	1,989	—
Adjustments recognized in the current year in relation to prior years	(49)	(199)
Deferred income tax expense (recovery):
Deferred tax expense recognized in the current year	5,498	3,353
Special mining duty	1,646	(1,425)
Adjustments recognized in the current year in relation to prior years	(12,350)	(568)
Total income tax expense (recovery)	$(2,213)	$4,062

Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates [Table Text Block]
	December 31,	December 31,
	2020	2019

Canadian statutory tax rates	27.00%	27.00%

Income tax expense computed at Canadian statutory rates	$(284)	$(11,881)
Foreign tax rates different from statutory rate	256	(4,831)
Change in tax rates	—	—
Withholding taxes, net of tax credits	9	664
Stock-based compensation	478	586
Foreign exchange	(153)	2,985
Inflationary adjustment	755	2,404
Other non-deductible items	1,451	2,493
Adjustments recognized in the current year in relation to prior years	92	(568)
Current year losses not recognized	3,990	13,331
Special mining duty Mexican tax	3,634	(1,121)
Recognition of previously unrecognized losses	(12,441)	—
Income tax expense	$(2,213)	$4,062

Schedule of deferred tax assets not recognized [Table Text Block]
	Loss Carry Forward	December 31,	December 31,
	Expiry	2020	2019

Unrecognized Mexico tax loss carry forward	2021-2030	$129,680	$131,032
Unrecognized Canada tax loss carry forward	2025-2030	6,752	$3,155
Unrecognized Chile tax loss carry forward	2021-2030	13,817	$11,989
Capital losses		12,561	$12,296
Reclamation provision		8,876	8,403
Exploration pools		6,172	—
Other Canada temporary differences		13,918	8,399